ACCOUNTING POLICIES (Details) - region	12 Months Ended
	Dec. 31, 2018	Oct. 19, 2016
Accounting policies
Number of regions	2
Mimosa
Accounting policies
Proportion of ownership interest in associate	50.00%
Mimosa | Zimbabwe
Accounting policies
Proportion of ownership interest in joint operation	50.00%
Newshelf 1335 Proprietary Limited | Rustenburg Mine Employees Trust
Accounting policies
Percentage of stake held	30.40%
Newshelf 1335 Proprietary Limited | Rustenburg Mine Community Development Trust
Accounting policies
Percentage of stake held	24.80%
Newshelf 1335 Proprietary Limited | Bakgatla Ba Kgafela Investment Holdings
Accounting policies
Percentage of stake held	24.80%
Newshelf 1335 Proprietary Limited | Siyanda Resources Proprietary Limited
Accounting policies
Percentage of stake held	20.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary | North West Province
Accounting policies
Proportion of ownership interest in subsidiary	91.70%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary | Newshelf 1335 Proprietary Limited
Accounting policies
Percentage of voting equity interests acquired		26.00%
DRDGOLD Limited
Accounting policies
Potential ownership, as a percent	50.10%
Shares option, price discount, as a percent	10.00%
Kroondal Mine
Accounting policies
Proportion of ownership interest in joint operation	50.00%
Kroondal Mine | South Africa
Accounting policies
Proportion of ownership interest in joint operation	50.00%